23. Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax Recognized In Equity [Abstract]
Tax credited to equity	R$ 3,008,035	R$ 3,517,590	R$ 2,785,330
Measurement at fair value through other comprehensive income	472,472	416,748	369,805
Measurement of cash flow hedges	1,533	186	2,081
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	1,971,677	2,538,303	1,851,091
Tax charged to equity	(3,087,311)	(3,952,457)	(2,168,758)
Measurement at fair value through other comprehensive income	(2,700,991)	(3,618,126)	(1,997,600)
Measurement of cash flow hedges	(386,284)	(322,080)	(163,038)
Defined benefit plan	(36)	(12,251)	(8,120)
Total	R$ (79,276)	R$ (434,867)	R$ 616,572